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April 24, 2006



U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD HORIZON FUNDS
     FILE NO.   33-56443
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Commissioners:

  Enclosed is the 30th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Horizon Funds (the "Trust"). The purpose of today's filing is to introduce AllianceBernstein L.P. as an additional investment advisor to the Vanguard Global Equity Fund.

  Pursuant to the requirements of rule 485(a)(2), it is hereby requested that this Amendment be declared effective on June 20, 2006. During the review period, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

  Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,




Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures


cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission